ACQUISITIONS (Details Narrative) - USD ($) shares in Thousands, $ in Thousands			1 Months Ended					3 Months Ended	12 Months Ended
	Jul. 15, 2020	May 14, 2019	Jun. 29, 2021	Feb. 25, 2021	Jul. 17, 2020	Nov. 30, 2019	Apr. 18, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Jan. 31, 2021
Total Consideration								$ 60,720	$ 61,196
The Hacienda Company, LLC
Total Consideration								41,920	41,920
Issuance of subordinate voting shares				22,643,678
Cash Consideration				$ 4,100
LowellFarmService [Member]
Total Consideration								$ 18,800	$ 18,800
Issuance of subordinate voting shares			7,997,520
Real property area descriptions			The 10-acre, 40,000 square foot processing facility will provide drying, bucking, trimming, sorting, grading, and packaging operations for up to 250,000 lbs. of wholesale cannabis flower annually.
Notes payable			$ 9,000
Maturity date of assets									Apr. 30, 2023
Kaizen Inc,
Total Consideration									$ 312
Kaizen Inc, | May 1, 2019 | Asset Purchase Agreement [Member]
Issuance of subordinate voting shares	225
Notes payable	$ 200
Purchase price of assets									556
Net loss										$ 21
Net assets										223
The Humble Flower Co.
Total Consideration									$ 164
The Humble Flower Co. | Asset Purchase Agreement [Member]
Issuance of subordinate voting shares							225
Notes payable							$ 65
Maturity date of assets							Apr. 18, 2023
Purchase price of assets							$ 472
Net loss										34
Net assets										308
Las Vegas | Purchase Agreement [Member]
Notes payable											$ 843
Cash payment for acquire asset					$ 500					$ 4,100
Additional cash payment					$ 2,800
W Vapes | Purchase Agreement [Member]
Cash purchase consideration		$ 10,000
Subordinated voting shares, consideration		$ 10,000
Advance received from non recourse fund						$ 2,000
Cash held in Escrow						$ 10,000